Risk management and financial instruments - By Maturity (Details) (Not Designated as Hedging Instrument, Interest Rate Swap, USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Feb. 01, 2014	Dec. 31, 2013	Apr. 01, 2011
Derivative [Line Items]
Outstanding principal amount	$ 1,300.0	$ 200.0	$ 1,100.0	$ 1,100.0
May 2011 - Jan 2016, 2.14% (a)
Derivative [Line Items]
Outstanding principal amount	400.0
Pay rate	2.14%
May 2011 - Jan 2016, 2.14% (b)
Derivative [Line Items]
Outstanding principal amount	100.0
Pay rate	2.74%
May 2012 - May 2017, 2.74%
Derivative [Line Items]
Outstanding principal amount	200.0
Pay rate	2.57%
June 2012 - June 2017, 2.57%
Derivative [Line Items]
Outstanding principal amount	100.0
Pay rate	2.56%
June 2012 - June 2017, 2.56%
Derivative [Line Items]
Outstanding principal amount	200.0
Pay rate	2.17%
Aug 2012 - Aug 2017, 2.12%(a)
Derivative [Line Items]
Outstanding principal amount	100.0
Pay rate	1.15%
Aug 2012 - Aug 2017, 2.12%(b)
Derivative [Line Items]
Outstanding principal amount	$ 200.0
Pay rate	2.92%